NON-CONTROLLING INTERESTS - Additional Information (Details)						1 Months Ended	4 Months Ended	12 Months Ended
	Jun. 02, 2021 CNY (¥)	Sep. 29, 2019 CNY (¥)	Sep. 26, 2019 CNY (¥)	Oct. 26, 2018 CNY (¥)	Feb. 28, 2017 CNY (¥)	Feb. 28, 2017 CNY (¥) item	Jun. 02, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
NON-CONTROLLING INTERESTS
Adjustment to redeemable non-controlling interests	¥ 24,310,333
Loss from continuing operations before income taxes								¥ (40,522,250)	$ (5,707,440)	¥ (54,515,615)	¥ (37,949,694)
Gain from the disposal of Muhua Shangce										¥ 1,308,627	¥ 33,542,154
Muhua investment
NON-CONTROLLING INTERESTS
Cash consideration for new financing agreement with Muhua investment		¥ 5,000,000
Muhua investment | Maximum
NON-CONTROLLING INTERESTS
Percentage of equity interest			56.00%
Muhua investment | Minimum
NON-CONTROLLING INTERESTS
Percentage of equity interest			54.60%
Muhua shangce
NON-CONTROLLING INTERESTS
Equity interest acquired			50.00%
Redemption value			¥ 2,500,000
Loss from continuing operations before income taxes							¥ 3,441,545					¥ 12,446,417
Net loss attributable to ATA Creativity Global							¥ 1,879,084					¥ 6,795,744
Gain from the disposal of Muhua Shangce	¥ 33,542,154
Investors
NON-CONTROLLING INTERESTS
Number of investors | item						2
Equity interest acquired			50.00%			20.00%
Redemption period			5 years		6 years
Redemption value			¥ 2,500,000		¥ 34,000,000	¥ 34,000,000
Redemption value interest rate			8.00%		8.00%	8.00%
ATA Education | Muhua shangce | Limited partnership
NON-CONTROLLING INTERESTS
Percentage of shares approved to be transferred				24.00%
Total consideration				¥ 1,500,000
ATA Education | Muhua shangce | Chief executive officer
NON-CONTROLLING INTERESTS
Sold equity interest percentage	54.60%